Condensed Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Total comprehensive income	15	152	660	602	481
Comprehensive (income) loss attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income attributable to QVC, Inc. shareholder	$ 16	$ 148	$ 616	$ 545	$ 419